UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY SMALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2004

SMITH BARNEY SMALL CAP VALUE FUND

Schedule of Investments (unaudited)	December 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 90.1%
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 2.1%
440,400	Sauer-Danfoss, Inc.	$9,605,124
266,000	Wabtec Corp.	5,671,120

		15,276,244

Hotels, Restaurants & Leisure - 1.5%
287,900	Benihana Inc., Class A Shares (a)	4,678,375
332,400	O’Charley’s Inc. (a)	6,498,420

		11,176,795

Household Durables - 1.5%
244,700	Furniture Brands International, Inc.	6,129,735
127,800	Snap-on Inc.	4,391,208

		10,520,943

Multiline Retail - 2.6%
319,275	Dillard’s, Inc., Class A Shares	8,578,919
145,200	The Neiman Marcus Group, Inc., Class A Shares	10,387,608

		18,966,527

Specialty Retail - 3.7%
178,800	The Buckle, Inc.	5,274,600
303,100	The Cato Corp., Class A Shares	8,735,342
128,300	DEB Shops, Inc.	3,212,632
193,200	Linens ’n Things, Inc. (a)	4,791,360
300,200	Pomeroy IT Solutions, Inc. (a)	4,566,042

		26,579,976

Textiles & Apparel - 1.0%
116,500	The Timberland Co., Class A Shares (a)	7,301,055

	TOTAL CONSUMER DISCRETIONARY	89,821,540

CONSUMER STAPLES - 4.7%
Food & Drug Retailing - 0.8%
211,900	Performance Food Group Co. (a)	5,702,229

Food Products - 2.2%
414,700	Hain Celestial Group, Inc. (a)	8,571,849
307,400	Sensient Technologies Corp.	7,374,526

		15,946,375

Personal Products - 1.7%
415,350	Steiner Leisure Ltd. (a)	12,410,658

	TOTAL CONSUMER STAPLES	34,059,262

ENERGY - 5.2%
Energy Equipment & Services - 1.5%
88,100	RPC, Inc.	2,213,072
282,300	Varco International, Inc. (a)	8,229,045

		10,442,117

Oil & Gas - 3.7%
289,100	Denbury Resources Inc. (a)	7,935,795
66,128	Newfield Exploration Co. (a)	3,904,858
396,200	Todco, Class A Shares (a)	7,298,004
216,591	XTO Energy, Inc.	7,662,990

		26,801,647

	TOTAL ENERGY	37,243,764

EXCHANGE TRADED FUND - 1.0%
36,400	iShares Russell 2000 Value Index Fund	7,023,744

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
FINANCIALS - 18.3%
Banks - 8.0%
96,700	AMCORE Financial, Inc.	$3,111,806
73,700	BancTrust Financial Group, Inc.	1,813,757
24,700	City Bank	892,905
130,600	Corus Bankshares, Inc.	6,270,106
132,200	Cullen/Frost Bankers, Inc.	6,424,920
95,200	Downey Financial Corp.	5,426,400
264,000	First Charter Corp.	6,908,880
136,800	First State Bancorp.	5,028,768
41,300	IBERIABANK Corp.	2,740,668
183,833	Pacific Capital Bancorp	6,248,484
141,570	Sterling Bancorp	3,999,353
130,200	Umpqua Holdings Corp.	3,282,342
102,100	Webster Financial Corp.	5,170,344

		57,318,733

Diversified Financials - 1.8%
123,600	Financial Federal Corp. (a)	4,845,120
295,500	First Albany Cos. Inc.	2,866,350
135,500	Portfolio Recovery Associates, Inc. (a)	5,585,310

		13,296,780

Insurance - 3.6%
317,100	CNA Surety Corp. (a)	4,233,285
219,100	The Midland Co.	6,851,257
119,200	RLI Corp.	4,955,144
255,000	Scottish Re Group Ltd.	6,604,500
59,000	Triad Guaranty Inc. (a)	3,568,320

		26,212,506

Real Estate - 4.9%
129,300	American Land Lease, Inc.	2,914,422
115,700	Cousins Properties, Inc.	3,502,239
90,700	Duke Realty Corp.	3,096,498
198,200	Equity One, Inc.	4,703,286
289,200	Host Marriott Corp.	5,003,160
176,900	LaSalle Hotel Properties	5,630,727
80,600	Liberty Property Trust	3,481,920
111,800	Pan Pacific Retail Properties, Inc.	7,009,860

		35,342,112

	TOTAL FINANCIALS	132,170,131

HEALTHCARE - 5.7%
Healthcare Providers & Services - 5.3%
96,200	AMERIGROUP Corp. (a)	7,278,492
237,200	Apria Healthcare Group, Inc. (a)	7,815,740
416,400	Cross Country Healthcare, Inc. (a)	7,528,512
209,400	National Dentex Corp. (a)	6,376,439
316,300	RehabCare Group, Inc. (a)	8,853,237

		37,852,420

Pharmaceuticals - 0.4%
279,300	Bentley Pharmaceuticals, Inc. (a)	3,002,475

	TOTAL HEALTHCARE	40,854,895

INDUSTRIALS - 25.9%
Aerospace & Defense - 1.5%
139,400	DRS Technologies, Inc. (a)	5,953,774
105,000	The Fairchild Corp., Class A Shares (a)	387,450
256,400	HEICO Corp., Class A Shares	4,433,156

		10,774,380

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Airlines - 1.1%
386,900	SkyWest, Inc.	$7,761,214

Building Products - 1.4%
228,100	Crane Co.	6,578,404
368,300	Patrick Industries, Inc. (a)	3,734,562

		10,312,966

Commercial Services & Supplies - 5.4%
134,000	John H. Harland Co.	4,837,400
469,300	Labor Ready, Inc. (a)	7,940,556
423,500	MedQuist Inc. (a)	6,267,800
262,700	Pegasus Solutions, Inc. (a)	3,310,020
765,200	Stonepath Group, Inc. (a)	925,892
173,085	United Stationers Inc. (a)	7,996,527
283,500	Watson Wyatt & Co. Holdings	7,640,325

		38,918,520

Construction & Engineering - 0.7%
111,300	EMCOR Group, Inc. (a)	5,028,534

Electrical Equipment - 0.3%
119,200	Powell Industries, Inc. (a)	2,204,008

Machinery - 13.5%
353,800	AGCO Corp. (a)	7,744,682
254,800	Albany International Corp., Class A Shares	8,958,768
106,800	Cummins Inc.	8,948,772
120,000	Harsco Corp.	6,688,800
248,200	IDEX Corp.	10,052,100
259,900	Kaydon Corp.	8,581,898
136,800	Kennametal Inc.	6,808,536
168,100	Lindsay Manufacturing Co.	4,350,428
173,500	Mueller Industries, Inc.	5,586,700
175,400	Navistar International Corp. (a)	7,714,092
247,900	Pentair, Inc.	10,798,524
81,000	Thomas Industries Inc.	3,233,520
294,300	The Timken Co.	7,657,686

		97,124,506

Marine - 0.8%
124,400	Kirby Corp. (a)	5,520,872

Road & Rail - 1.2%
201,000	Arkansas Best Corp.	9,022,890

	TOTAL INDUSTRIALS	186,667,890

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 0.6%
67,900	Bel Fuse Inc., Class B Shares	2,294,341
48,000	Black Box Corp.	2,304,960

		4,599,301

Computers & Peripherals - 1.8%
262,400	Electronics for Imaging, Inc. (a)	4,568,384
161,500	Mercury Computer Systems, Inc. (a)	4,793,320
217,200	Rimage Corp. (a)	3,488,232

		12,849,936

Electronic Equipment & Instruments - 3.4%
230,800	Exar Corp. (a)	3,275,052
146,500	Roper Industries, Inc.	8,902,805
100,600	Tech Data Corp. (a)	4,567,240
64,839	Tektronix, Inc.	1,958,786
367,400	Woodhead Industries, Inc.	5,889,422

		24,593,305

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Internet Software & Services - 0.7%
170,700	McAfee Inc. (a)	$4,938,351

IT Consulting & Services - 0.3%
146,200	Perot Systems Corp., Class A Shares (a)	2,343,586

Office Electronics - 0.8%
511,700	IKON Office Solutions, Inc.	5,915,252

Software - 2.2%
278,500	Dendrite International, Inc. (a)	5,402,900
294,900	EPIQ Systems, Inc. (a)	4,317,336
267,100	Micromuse, Inc. (a)	1,482,405
252,000	NetIQ Corp. (a)	3,076,920
245,500	RealNetworks, Inc. (a)	1,625,210

		15,904,771

	TOTAL INFORMATION TECHNOLOGY	71,144,502

MATERIALS - 5.8%
Chemicals - 2.2%
215,300	A. Schulman, Inc.	4,609,573
85,900	Cabot Corp.	3,322,612
268,565	Lyondell Chemical Company	7,766,900

		15,699,085

Containers & Packaging - 1.8%
139,600	AptarGroup, Inc.	7,368,088
322,100	Smurfit-Stone Container Corp. (a)	6,016,828

		13,384,916

Metals & Mining - 1.1%
329,400	Gibraltar Steel Corp.	7,780,428
Paper & Forest Products - 0.7%
278,200	Pope & Talbot, Inc.	4,760,002

	TOTAL MATERIALS	41,624,431

UTILITIES - 1.3%
Electric Utilities - 0.3%
50,100	MGE Energy, Inc.	1,805,103

Gas Utilities - 1.0%
86,100	New Jersey Resources Corp.	3,731,574
107,100	Northwest Natural Gas Co.	3,613,554

		7,345,128

	TOTAL UTILITIES	9,150,231

	TOTAL COMMON STOCK
	(Cost - $460,934,879)	649,760,390

FACE AMOUNT	RATING	SECURITY	VALUE
CORPORATE BOND- 0.2%
Machinery - 0.2%
$1,353,000	NR	Mueller Industries, Inc., Sub. Notes, 6.000% due 11/1/14 (Cost - $1,353,000)	1,332,705

REPURCHASE AGREEMENT - 9.7%
70,129,000		Goldman Sachs Group dated 12/31/04, 2.240% due 1/3/05; Proceeds at maturity - $70,142,091; (Fully collateralized by various U.S. Treasury Obligations 0.000% to 13.875% due 2/15/05 to 4/15/32; Market value - $71,531,650) (Cost - $70,129,000)	70,129,000

		TOTAL INVESTMENTS - 100.0% (Cost - $532,416,879*)	721,222,095
		Other Assets in Excess of Liabilities - 0.00%	105,701

		TOTAL NET ASSETS - 100.0%	$721,327,796

(a)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Financial Statement

1. Organization and Significant Accounting Policies

The Smith Barney Small Cap Value Fund (“Fund”), a separate investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Financial Statements (continued)

2. Investments

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$193,380,135
Gross unrealized depreciation	(4,574,919)

Net unrealized appreciation	$188,805,216

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 28, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	February 28, 2005